Document and Entitiy Information	Total
Document And Entitiy Information
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	SOUND SHORE FUND INC
Central Index Key	0000764157
Amendment Flag	false
Document Creation Date	Apr. 25, 2018
Document Effective Date	May 01, 2018
Prospectus Date	May 01, 2018